Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,752.32
Total Fee Amount	2,752.32
Total Transaction Valuation	19,929,892
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A